Leases - Schedule of Operating Lease Right-of-Use Asset and Operating lease Liabilities (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Assets
Operating lease right-of-use asset, net	$ 828,697
Liabilities
Operating lease liabilities